RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Error Corrections and Prior Period Adjustments
The following tables summarize the effect of the restatement on each financial statement line item as of the dates, and for the period, indicated:

	As Previously Reported	Adjustment	As Restated
Consolidated Balance Sheet as of October 14, 2020
Warrant liabilities	$—	$44,156,250	$44,156,250
Total liabilities	28,347,861	44,156,250	72,504,111
Class A ordinary shares subject to possible redemption	773,360,930	(44,156,250)	729,204,680
Class A ordinary shares	316	442	758
Additional paid-in capital	$5,002,679	$(442)	$5,002,237

Consolidated Balance Sheet as of December 31, 2020
Warrant liabilities	$—	$99,281,250	$99,281,250

Total liabilities	28,358,450	99,281,250	127,639,700
Class A ordinary shares subject to possible redemption	772,719,537	(99,281,243)	673,438,294
Class A ordinary shares	323	993	1,316
Additional paid-in capital	5,644,065	55,124,000	60,768,065
Accumulated deficit	(646,393)	(55,125,000)	(55,771,393)
Total permanent equity	$5,000,008	$(7)	$5,000,001

Consolidated Statement of Operations for the Period From July 10, 2020 (Inception) through December 31, 2020
Change in fair value of warrant liabilities	$—	$(55,125,000)	$(55,125,000)
Other income (expense), net	17,218	(55,125,000)	(55,107,782)
Net loss	(646,393)	(55,125,000)	(55,771,393)
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	77,306,600	(4,386,132)	72,920,468
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	20,095,027	1,979,418	22,074,445
Basic and diluted net loss per share, Non-redeemable ordinary shares	$(0.03)	$(2.50)	$(2.53)

Consolidated Statement of Cash Flows for the Period From July 10, 2020 (Inception) through December 31, 2020
Cash Flows from Operating Activities:
Net loss	$(646,393)	$(55,125,000)	$(55,771,393)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities	—	55,125,000	55,125,000
Non-Cash Investing and Financing Activities:
Initial measurement of warrants issued in connection with the Initial Public Offering accounted for as liabilities	$—	$44,156,250	$44,156,250